Consolidated Comprehensive Income - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2018		Dec. 31, 2017		Dec. 31, 2016
Statement of comprehensive income [abstract]
Net earnings		$ 46,649		$ 63,958		$ 51,137
Other comprehensive income (loss)
Change in fair value of interest rate swap agreements designated as cash flow hedges (Note 22)	[1]	1,433	[2]	1,608	[3]	136	[4]
Reclassification adjustments for amounts recognized in earnings (Note 22)		(531)		0		0
Deferred tax benefit due to enactment of US tax reform legislation (Note 5)		0		116		0
Change in cumulative translation adjustments		(153)		4,734		789
Net loss arising from hedge of a net investment in foreign operations (Note 22)		(9,421)		0		0
Items that will be reclassified subsequently to net earnings		(8,672)		6,458		925
Remeasurement of defined benefit liability (Note 18)	[6]	2,286	[5]	89	[7]	201	[8]
Deferred tax expense due to enactment of US tax reform legislation (Note 5)		0		(714)		0
Items that will not be reclassified subsequently to net earnings		2,286		(625)		201
Other comprehensive (loss) income		(6,386)		5,833		1,126
Comprehensive income for the year		40,263		69,791		52,263
Comprehensive income (loss) for the year attributable to:
Company shareholders		40,828		69,777		52,353
Non-controlling interests		(565)		14		(90)
Comprehensive income for the year		$ 40,263		$ 69,791		$ 52,263

[1]	Presented net of deferred income tax (benefit) expense of ($463) in 2018, $750 in 2017 and $83 in 2016.
[2]	Presented net of deferred income tax benefit of $463 for the year ended December 31, 2018.
[3]	Presented net of deferred income tax expense of $750 for the year ended December 31, 2017.
[4]	Presented net of deferred income tax expense of $83 for the year ended December 31, 2016.
[5]	Presented net of deferred income tax expense of $730 for the year ended December 31, 2018.
[6]	Presented net of deferred income tax expense of $730 in 2018, $213 in 2017, and $66 in 2016.
[7]	Presented net of deferred income tax expense of $213 for the year ended December 31, 2017.
[8]	Presented net of deferred income tax expense of $66 for the year ended December 31, 2016.